Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current
Current income taxes	$ 175,964	$ 230,592	$ 267,209
Deferred
Deferred income taxes	(1,352,524)	(51,267)	(116,475)
Income tax (credit) expense	$ (1,176,560)	$ 179,325	$ 150,734